Post employment benefits - Timing of benefit payments and average duration of defined benefit obligations and distribution of timing of benefit payments (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 0	$ 0
United Kingdom
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 10,957	$ 10,985
Average duration of the defined benefit obligation	12 years	14 years
United Kingdom | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 375	$ 311
United Kingdom | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	1,430	1,225
United Kingdom | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	3,472	3,123
United Kingdom | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,986	2,948
United Kingdom | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	2,694	3,378
Ireland
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 2,978	$ 2,963
Average duration of the defined benefit obligation	13 years	14 years
Ireland | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 100	$ 88
Ireland | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	478	441
Ireland | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	912	870
Ireland | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	745	748
Ireland | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	743	816
United States
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 1,319	$ 1,263
Average duration of the defined benefit obligation	9 years	9 years
United States | Within one year
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 68	$ 64
United States | Between 1 to 5 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	215	216
United States | Between 6 to 15 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	476	456
United States | Between 16 to 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	315	297
United States | Beyond 25 years
Disclosure of defined benefit plans [line items]
Benefits expected to be paid	$ 245	$ 230